Stock Compensation Plans (Details Narrative) (10-K) - shares	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Aug. 31, 2011	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2020	Aug. 18, 2011
Number of common stock granted to employees, officers and directors of, and consultants and advisors			1
Stock Incentive Plan 2011 [Member]
Number of common stock granted to employees, officers and directors of, and consultants and advisors		1,214,286
Number of common stock available for issuance				142,858	142,858	1,214,286
Termination of plan		The plan terminates in August 2021.
Stock Incentive Plan 2014 [Member]
Number of common stock granted to employees, officers and directors of, and consultants and advisors	1,000,000
Number of common stock available for issuance				1,000,000	1,000,000
Termination of plan	The plan terminates in June 2024.